LEASES - Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 121,833	$ 12,471	$ 207,508	$ 48,784
Variable lease cost	20,769	1,221	16,103	3,664
Total lease cost	$ 142,602	$ 13,692	$ 223,611	$ 52,448